Risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Netherlands
Market Risk [Line Items]
Reportable ECL	€ 381	€ 307
Netherlands | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 274	€ 259
Probability weighting	20.00%	20.00%
Netherlands | Upside scenario | Real GDP
Market Risk [Line Items]
2023	220.00%	510.00%
2024	230.00%	290.00%
2025	290.00%	270.00%
Netherlands | Upside scenario | Unemployment
Market Risk [Line Items]
2023	400.00%	320.00%
2024	390.00%	290.00%
2025	380.00%	290.00%
Netherlands | Upside scenario | HPI
Market Risk [Line Items]
2023	1300.00%	2330.00%
2024	1180.00%	1090.00%
2025	250.00%	90.00%
Netherlands | Baseline Scenario
Market Risk [Line Items]
Un-weighted ECL	€ 349	€ 289
Probability weighting	60.00%	60.00%
Netherlands | Baseline Scenario | Real GDP
Market Risk [Line Items]
2023	20.00%	340.00%
2024	140.00%	200.00%
2025	180.00%	170.00%
Netherlands | Baseline Scenario | Unemployment
Market Risk [Line Items]
2023	450.00%	370.00%
2024	480.00%	410.00%
2025	490.00%	430.00%
Netherlands | Baseline Scenario | HPI
Market Risk [Line Items]
2023	370.00%	1310.00%
2024	370.00%	280.00%
2025	240.00%	80.00%
Netherlands | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 583	€ 411
Probability weighting	20.00%	20.00%
Netherlands | Downside scenario | Real GDP
Market Risk [Line Items]
2023	(420.00%)	(150.00%)
2024	70.00%	120.00%
2025	90.00%	70.00%
Netherlands | Downside scenario | Unemployment
Market Risk [Line Items]
2023	640.00%	560.00%
2024	780.00%	680.00%
2025	870.00%	780.00%
Netherlands | Downside scenario | HPI
Market Risk [Line Items]
2023	(800.00%)	30.00%
2024	(650.00%)	(770.00%)
2025	220.00%	60.00%
Germany
Market Risk [Line Items]
Reportable ECL	€ 745	€ 483
Germany | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 606	€ 457
Probability weighting	20.00%	20.00%
Germany | Upside scenario | Real GDP
Market Risk [Line Items]
2023	170.00%	620.00%
2024	230.00%	310.00%
2025	180.00%	160.00%
Germany | Upside scenario | Unemployment
Market Risk [Line Items]
2023	260.00%	290.00%
2024	220.00%	220.00%
2025	180.00%	190.00%
Germany | Upside scenario | HPI
Market Risk [Line Items]
2023	60.00%	1290.00%
2024	390.00%	790.00%
2025	620.00%	530.00%
Germany | Baseline Scenario
Market Risk [Line Items]
Un-weighted ECL	€ 726	€ 475
Probability weighting	60.00%	60.00%
Germany | Baseline Scenario | Real GDP
Market Risk [Line Items]
2023	(70.00%)	400.00%
2024	140.00%	230.00%
2025	150.00%	140.00%
Germany | Baseline Scenario | Unemployment
Market Risk [Line Items]
2023	320.00%	340.00%
2024	310.00%	310.00%
2025	310.00%	310.00%
Germany | Baseline Scenario | HPI
Market Risk [Line Items]
2023	(180.00%)	1040.00%
2024	90.00%	460.00%
2025	270.00%	190.00%
Germany | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 942	€ 535
Probability weighting	20.00%	20.00%
Germany | Downside scenario | Real GDP
Market Risk [Line Items]
2023	(480.00%)	(60.00%)
2024	10.00%	90.00%
2025	100.00%	80.00%
Germany | Downside scenario | Unemployment
Market Risk [Line Items]
2023	480.00%	500.00%
2024	530.00%	540.00%
2025	560.00%	570.00%
Germany | Downside scenario | HPI
Market Risk [Line Items]
2023	(620.00%)	530.00%
2024	(330.00%)	40.00%
2025	(140.00%)	(210.00%)
Belgium
Market Risk [Line Items]
Reportable ECL	€ 596	€ 393
Belgium | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 535	€ 364
Probability weighting	20.00%	20.00%
Belgium | Upside scenario | Real GDP
Market Risk [Line Items]
2023	170.00%	460.00%
2024	210.00%	250.00%
2025	210.00%	200.00%
Belgium | Upside scenario | Unemployment
Market Risk [Line Items]
2023	550.00%	560.00%
2024	550.00%	560.00%
2025	530.00%	590.00%
Belgium | Upside scenario | HPI
Market Risk [Line Items]
2023	230.00%	390.00%
2024	260.00%	270.00%
2025	310.00%	290.00%
Belgium | Baseline Scenario
Market Risk [Line Items]
Un-weighted ECL	€ 584	€ 383
Probability weighting	60.00%	60.00%
Belgium | Baseline Scenario | Real GDP
Market Risk [Line Items]
2023	0.00%	310.00%
2024	160.00%	200.00%
2025	180.00%	180.00%
Belgium | Baseline Scenario | Unemployment
Market Risk [Line Items]
2023	610.00%	610.00%
2024	630.00%	630.00%
2025	610.00%	630.00%
Belgium | Baseline Scenario | HPI
Market Risk [Line Items]
2023	140.00%	300.00%
2024	220.00%	230.00%
2025	250.00%	230.00%
Belgium | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 692	€ 451
Probability weighting	20.00%	20.00%
Belgium | Downside scenario | Real GDP
Market Risk [Line Items]
2023	(320.00%)	(40.00%)
2024	100.00%	140.00%
2025	150.00%	140.00%
Belgium | Downside scenario | Unemployment
Market Risk [Line Items]
2023	750.00%	760.00%
2024	850.00%	860.00%
2025	840.00%	900.00%
Belgium | Downside scenario | HPI
Market Risk [Line Items]
2023	(120.00%)	40.00%
2024	90.00%	100.00%
2025	120.00%	100.00%
USA
Market Risk [Line Items]
Reportable ECL	€ 221	€ 75
USA | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 100	€ 28
Probability weighting	20.00%	20.00%
USA | Upside scenario | Real GDP
Market Risk [Line Items]
2023	300.00%	670.00%
2024	150.00%	240.00%
2025	340.00%	310.00%
USA | Upside scenario | Unemployment
Market Risk [Line Items]
2023	340.00%	350.00%
2024	280.00%	250.00%
2025	250.00%	240.00%
USA | Upside scenario | HPI
Market Risk [Line Items]
2023	370.00%	1040.00%
2024	740.00%	810.00%
2025	810.00%	870.00%
USA | Baseline Scenario
Market Risk [Line Items]
Un-weighted ECL	€ 188	€ 55
Probability weighting	60.00%	60.00%
USA | Baseline Scenario | Real GDP
Market Risk [Line Items]
2023	20.00%	400.00%
2024	110.00%	250.00%
2025	230.00%	210.00%
USA | Baseline Scenario | Unemployment
Market Risk [Line Items]
2023	430.00%	400.00%
2024	440.00%	370.00%
2025	390.00%	370.00%
USA | Baseline Scenario | HPI
Market Risk [Line Items]
2023	250.00%	910.00%
2024	220.00%	300.00%
2025	280.00%	330.00%
USA | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 442	€ 183
Probability weighting	20.00%	20.00%
USA | Downside scenario | Real GDP
Market Risk [Line Items]
2023	(410.00%)	(70.00%)
2024	20.00%	110.00%
2025	60.00%	30.00%
USA | Downside scenario | Unemployment
Market Risk [Line Items]
2023	640.00%	650.00%
2024	770.00%	740.00%
2025	820.00%	800.00%
USA | Downside scenario | HPI
Market Risk [Line Items]
2023	(120.00%)	530.00%
2024	(380.00%)	(320.00%)
2025	(350.00%)	(300.00%)